Common Stock	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Common Stock
Common Stock
In January 2015, we issued and sold in an underwritten public offering an aggregate of 2,645,000 shares of our common stock at $50.00 per share, which included 345,000 shares that represented the full exercise of an option to purchase additional shares granted to the underwriters in connection with the offering. The shares included in this offering were registered under the Securities Act of 1933, or Securities Act, pursuant to a registration statement on Form S-3 (File No. 333-200040) that the SEC, or Securities and Exchange Commission, declared effective on November 21, 2014. The offering resulted in $124.1 million of net proceeds, after deducting underwriting discounts and commissions and other offering expenses payable by us.
In June 2016, we issued and sold in an underwritten public offering an aggregate of 8,222,500 shares of our common stock at $7.00 per share, which included 1,072,500 shares that represented the full exercise of an option to purchase additional shares granted to the underwriters in connection with the offering. The shares included in this offering were registered under the Securities Act, pursuant to a registration statement on Form S-3 (File No. 333-209778) that the SEC declared effective on May 5, 2016. The offering resulted in $53.9 million of net proceeds, after deducting underwriting discounts and commissions and other offering expenses payable by us.
We have reserved the following shares of common stock for the potential exercise of stock options and issuance of shares upon vesting of restricted stock units (in thousands):

	December 31, 2017	December 31, 2016
Outstanding stock options	5,746	4,611
Outstanding restricted stock units	—	50